Financial Liabilities - Changes in Liabilities Derived from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities derived from financing activities
Balance at beginning of year	€ 7,026,712	€ 7,207,380	€ 6,376,845
New financing	3,286,471	116,352	268,001
Refunds	(467,338)	(273,329)	(327,413)
Bear of interests	269,226	243,877	244,354
Other movements	107,951	83,236	676,929
Collection / Payment of interests	(155,120)	(155,788)	(236,179)
Business combination (note 3)	(64,749)	34,778	10,233
Foreign exchange differences	204,088	(229,794)	194,610
Balance at end of year	10,207,241	7,026,712	7,207,380
Bonds
Changes in liabilities derived from financing activities
Balance at beginning of year	2,709,515	2,677,202	1,102,978
New financing	2,126,979	116,352	1,778,218
Refunds	(114,480)	(105,564)	(100,215)
Bear of interests	100,948	81,880	37,095
Other movements	(33,920)		(108,874)
Collection / Payment of interests	(64,031)	(60,355)	(32,000)
Foreign exchange differences	18,523
Balance at end of year	4,743,534	2,709,515	2,677,202
Senior Secured debt & Other loans
Changes in liabilities derived from financing activities
Balance at beginning of year	3,468,385	3,687,739	5,165,765
New financing	329,555		(1,522,466)
Refunds	(266,659)	(66,047)	(145,261)
Bear of interests	130,327	124,840	171,535
Other movements	5,445	(10,468)	24,121
Collection / Payment of interests	(91,089)	(95,433)	(204,179)
Business combination (note 3)			10,233
Foreign exchange differences	131,084	(172,246)	187,991
Balance at end of year	3,707,048	3,468,385	3,687,739
Finance lease liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	733,499	740,690	12,885
Refunds	(82,692)	(79,037)	(73,785)
Bear of interests	35,786	35,084	34,558
Other movements	135,697	88,867	761,682
Foreign exchange differences	51,434	(52,105)	5,350
Balance at end of year	873,724	733,499	740,690
Other Financial Liabilities [Member]
Changes in liabilities derived from financing activities
Balance at beginning of year	115,313	101,749	95,217
New financing	829,937		12,249
Refunds	(3,507)	(22,681)	(8,152)
Bear of interests	2,165	2,073	1,166
Other movements	729	4,837
Business combination (note 3)	(64,749)	34,778
Foreign exchange differences	3,047	(5,443)	1,269
Balance at end of year	€ 882,935	€ 115,313	€ 101,749